12. INCOME TAXES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	¥ 38,860	¥ 42,821	¥ 12,401
Deferred	(39,738)	(34,287)	(30,221)
Total	¥ (878)	¥ 8,534	¥ (17,820)